Concentration and Risks - Summary of Concentration and Risks (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%
Customer B [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%
Customer C [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		29.00%
Customer D [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%
Learning services [Member] | Instructor Concentration Risk [Member] | Revenue Benchmark [Member] | Instructor A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	18.00%
Learning services [Member] | Instructor Concentration Risk [Member] | Revenue Benchmark [Member] | Instructor B [Member]
Concentration Risk [Line Items]
Concentration risk percentage			16.00%